EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

18.EMPLOYEE BENEFIT PLANS

a. Defined Benefit Plans

Retirement benefit obligation result all from the German pension plan after the completion of the acquisition of DH as this pension plan is the most significant defined benefit plan in the Group.

The Group is required to recognize the funded status of the pension plan, which is the difference between the fair value of plan assets and projected benefit obligations, in the consolidated balance sheets and make corresponding adjustments for changes in the value through accumulated other comprehensive income(loss), net of taxes.

The following table presents the projected benefit obligation, fair value of plan assets, funded status and accumulated benefit obligation for the plans during the year ended December 31, 2020:

Change in Projected Benefit Obligation:	Year Ended December 31, 2020
Begin of the year	147
Current service cost	5
Interest cost	1
Contributions by plan participants	1
Actuarial loss (gain)	38
Foreign currency translation	3
Benefits paid	(7)
Settlements	(1)
Administrative Expenses, Taxes and Premiums Paid	0
Curtailments	(1)
Effect of other economic events	7
End of the year	193

Year Ended December 31, 2020
Change in Plan Assets:
Begin of the year	32
Actual return (loss) on plan assets	(2)
Foreign currency translation	1
Employer contributions	9
Employee contributions	1
Benefits paid	(8)
Other economic events	(27)
End of the year	6
Excess of defined benefit obligation over the fair value of plan assets	187
Accumulated benefit obligation	193

Amounts recognized in the consolidated balance sheets consisted of the following:

As of December 31, 2020
Salary and welfare payables	8
Retirement benefit obligation	179
Liability in the balance sheet	187

The net amount recognized in accumulated other comprehensive loss was RMB27 for the year ended December 31, 2020.

The net periodic pension cost (credit) and the estimated unrecognized prior service cost and net loss that will be amortized into net periodic pension cost (credit) during the year ended December 31, 2020 is immaterial.

The principal actuarial assumptions used were as follows:

As of December 31, 2020
Discount rate- Germany	0.33%
Discount rate- other	0.12%
Inflation rate	1.00%
Future salary increases	1.50%
Future pension increases	1.80%

The investment objectives for the various plans are preservation of capital, current income and long-term growth of capital. All plan assets are managed by outside investment managers. Asset allocations are reviewed periodically by the investment managers.

Expected long-term returns on plan assets are determined using historical performance for debt and equity securities held by the Group’s plans, actual performance of plan assets and current and expected market conditions. Expected returns are formulated based on the target asset allocation. The target asset allocation for the plan, as a percentage of total plan assets, as of December 31, 2020 was 25 percent in funds that invest in equity securities and 30 percent in funds that invest in debt securities.

The following tables present the fair value hierarchy of total plan assets measured at fair value by asset category as of December 31, 2020:

As of December 31, 2020
Level 1
Equity funds	1
Bond funds	2
Property	2
Other	1
Total	6

The Group expect to contribute approximately RMB1 to the plan in 2021.

As of December 31, 2020, the benefits expected to be paid in the year ended December 31, 2021 are RMB8.

b. Defined Contribution Plans

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB321, RMB413 and RMB283 for the years ended December 31, 2018, 2019 and 2020, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan. In an attempt to mitigate the adverse financial effects of the COVID-19 pandemic on employers, the Chinese Government had announced temporary reductions in, and exemptions from, the payment of contributions in 2020.

Furthermore, the Group pays contribution to governmental and private pension insurance organizations based on legal regulations in some countries out of China. The contributions are recognized as expense and amount RMB129 for the year ended December 31, 2020.